Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 282,081,829	$ 196,113,315
Restricted cash	161,171	165,188
Short-term investments	22,182,012	28,187,406
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2013 and December 31, 2014	10,970,775	8,472,013
Amounts due from related parties	31,085,548	8,924,824
Loans receivable, net of allowance for loan losses of $155,194 and $188,054 as of December 31, 2013 and December 31, 2014, respectively	6,932,469	15,364,240
Deferred tax assets	3,522,054	784,063
Other current assets	9,430,135	4,695,947
Total current assets	366,365,993	262,706,996
Long-term investments	9,870,939	13,678,182
Investment in affiliates	35,817,261	14,742,364
Property and equipment, net	14,852,566	9,412,313
Other non-current assets	1,930,814	1,220,033
Non-current deferred tax assets	2,262,489	1,494,769
Total assets	431,100,062	303,254,657
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs without recourse to Noah Holdings Ltd. of $3,078,297 and $11,059,108 as of December 31, 2013 and December 31, 2014, respectively)	51,649,188	29,495,181
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Noah Holdings Ltd. of $2,167,268 and $4,518,462 as of December 31, 2013 and December 31, 2014, respectively)	8,936,390	2,559,614
Deferred revenues (including deferred revenue of the consolidated VIEs without recourse to Noah Holdings Ltd. of $8,377,979 and $6,105,780 as of December 31, 2013 and December 31, 2014, respectively)	15,747,984	15,530,968
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of $961,140 and $4,475,798 as of December 31, 2013 and December 31, 2014, respectively)	27,259,639	15,227,247
Short-term bank loan	8,058,537
Total current liabilities	111,651,738	62,813,010
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of $1,044,580 and $1,019,175 as of December 31, 2013 and December 31, 2014, respectively)	1,793,459	1,650,399
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to Noah Holdings Ltd. of nil as of December 31, 2013 and December 31, 2014)	5,004,281	3,596,295
Total liabilities	118,449,478	68,059,704
Shareholders' equity:
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,715,882 shares issued and 27,648,066 shares outstanding as of December 31, 2013 and 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014	14,561	14,358
Treasury stock (1,067,816 ordinary shares as of December 31, 2013 and December 31, 2014)	(11,675,955)	(11,675,955)
Additional paid-in capital	135,640,392	129,687,092
Retained earnings	169,525,124	97,118,620
Accumulated other comprehensive income	5,118,141	9,281,049
Total Noah Holdings Limited shareholders' equity	298,622,263	224,425,164
Non-controlling interests	14,028,321	10,769,789
Total Shareholders' Equity	312,650,584	235,194,953
Total Liabilities and Equity	$ 431,100,062	$ 303,254,657